Condensed Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Membership Units Authorized	300,000,000	300,000,000
Membership Units Issued	41,574,340	41,574,340
Membership Units Outsanding	$ 41,574,340	$ 41,574,340